NATURE OF OPERATIONS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net Income Loss	$ 180,846	$ 1,162,625	$ 20,106,911
Deficit accumulated during the exploration stage	42,960,534	42,779,688
Working Capital	$ 350,148	$ 241,920